Interim Condensed Consolidated Statements of Financial Position (Current Period Unaudited) - CAD ($) $ in Thousands	Sep. 30, 2020	Mar. 31, 2020
Current assets
Cash and cash equivalents	$ 77,965	$ 26,093
Restricted cash	245	4,326
Trade and other receivables, net	356,092	403,907
Gas in storage	21,366	6,177
Fair value of derivative financial assets	38,652	36,353
Income taxes recoverable	10,099	6,641
Other current assets	154,471	203,270
Total current assets	658,890	686,767
Assets classified as held for sale	2,452	7,611
Noncurrent assets, excluding assets held for sale	661,342	694,378
Non-current assets
Investments	32,889	32,889
Property and equipment, net	21,968	28,794
Intangible assets, net	90,292	98,266
Goodwill	268,006	272,692
Fair value of derivative financial assets	22,466	28,792
Deferred income tax assets	3,415	3,572
Other non-current assets	37,289	56,450
Total non-current assets	476,325	521,455
TOTAL ASSETS	1,137,667	1,215,833
Current liabilities
Trade and other payables	568,913	685,665
Deferred revenue	9,547	852
Income taxes payable	2,665	5,799
Fair value of derivative financial liabilities	101,478	113,438
Provisions	6,127	1,529
Current portion of long-term debt	3,958	253,485
Total current liabilities	692,688	1,060,768
Liabilities associated with assets classified as held for sale	2,445	4,906
Non-current liabilities other than liabilities included in disposal groups classified as held for sale	695,133	1,065,674
Non-current liabilities
Long-term debt	496,035	528,518
Fair value of derivative financial liabilities	86,526	76,268
Deferred income tax liabilities	2,715	2,931
Other non-current liabilities	28,007	37,730
Total non-current liabilities	613,283	645,447
TOTAL LIABILITIES	1,308,416	1,711,121
SHAREHOLDERS’ DEFICIT
Shareholders’ capital	1,537,110	1,246,829
Equity component of convertible debentures		13,029
Contributed deficit	(12,828)	(29,826)
Accumulated deficit	(1,781,683)	(1,809,557)
Accumulated other comprehensive income	87,067	84,651
Non-controlling interest	(415)	(414)
TOTAL SHAREHOLDERS’ DEFICIT	(170,749)	(495,288)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	$ 1,137,667	$ 1,215,833